UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2018

Date of reporting period:  April 30, 2018

Item 1. Reports to Stockholders.

Nuance Concentrated Value Fund

Investor Class Shares – NCAVX
Institutional Class Shares – NCVLX

Annual Report

www.nuanceinvestments.com	April 30, 2018

NUANCE CONCENTRATED VALUE FUND

April 30, 2018

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annual Rates of Return as of April 30, 2018:

	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	6.55%	6.41%	9.91%	10.82%
S&P 500 Index(2)	13.27%	10.57%	12.96%	12.64%
Russell 3000 Value Index(3)	7.42%	7.78%	10.50%	10.85%

	1 Year	3 Year	5 Year	Since Inception(4)
Investor Class, no load	6.27%	6.10%	9.60%	12.42%
Investor Class with load	0.95%	4.02%	8.31%	11.26%
S&P 500 Index(2)	13.27%	10.57%	12.96%	14.40%
Russell 3000 Value Index(3)	7.42%	7.78%	10.50%	12.93%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).

Institutional Class Gross Expense Ratio – 1.18%
Investor Class Gross Expense Ratio – 1.43%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(4)	July 31, 2012

In terms of performance, since its inception on May 31, 2011 thru April 30, 2018, the Institutional Class is up 10.82 percent (annualized) versus its benchmark – the Russell 3000 Value Index – up 10.85 percent (annualized) and the S&P 500 Index up 12.64 percent (annualized). For more perspective on our longer term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008. While our Nuance Concentrated Value Fund underperformed the benchmark over the one year time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

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NUANCE CONCENTRATED VALUE FUND

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down- side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

There have been some slight changes to the portfolio over the past 12 months, but overall, we continue to believe the opportunity set remains limited. While we did slightly lower our weight in the Consumer Staples sector due to some tax harvesting, our two largest overweight sectors remain the Consumer Staples and Healthcare sectors. Our exposure in the Financial sector is below the benchmark, but we did add to it during the period. An above-average catastrophe loss year created an opportunity in what we view as select high quality financial institutions, specifically in the insurance industry. We have also added slightly to our position in the Information Technology sector. We are still underweight the Information Technology sector as a whole, due to what we would consider valuation concerns, but we are finding small pockets of opportunity.  We reduced our overweight position in the Industrial sector as select names approached fair value, and we are now underweight the sector. We continue to underweight the Energy sector as we believe the sector is facing a multi-year period of competitive transition. We also remain underweight the Consumer Discretionary sector primarily due to valuation concerns.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Dividend Payout Ratio: The percentage of earnings paid to shareholders in dividends.

Dividend Yield: The amount a company pays out in dividends each year relative to its share price.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments, LLC is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

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NUANCE CONCENTRATED VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2018

				Since
	1 Year	3 Years	5 Years	Inception(1)
Investor Class (without sales load)	6.27%	6.10%	9.60%	10.52%
Investor Class (with sales load)(2)	0.95%	4.02%	8.31%	9.58%
Institutional Class	6.55%	6.41%	9.91%	10.82%
S&P 500 Index(3)	13.27%	10.57%	12.96%	12.64%
Russell 3000 Value Index(4)	7.42%	7.78%	10.50%	10.85%

(1)
Period from Fund inception through April 30, 2018.  The Institutional Class shares commenced operations on May 31, 2011, and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(4)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

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NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/2017)	Value (4/30/2018)	(11/1/2017 to 4/30/2018)
Investor Class
Actual(2)	$1,000.00	$1,005.20	$6.76
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.80

Institutional Class
Actual(2)	$1,000.00	$1,006.80	$5.27
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.36% and 1.06% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2018, of 0.52% and 0.68% for the Investor Class and Institutional Class, respectively.

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NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2018

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2018
(% of net assets)

Diageo PLC – ADR	6.3%
Smith & Nephew – ADR	4.1%
Travelers Companies, Inc.	3.9%
Becton, Dickinson & Co.	3.5%
Cerner Corp.	3.5%
MetLife, Inc.	3.5%
Sanderson Farms, Inc.	3.4%
Equity Commonwealth	3.1%
Dentsply Sirona, Inc.	3.1%
Johnson & Johnson	3.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments
April 30, 2018

	Shares	Value
COMMON STOCKS – 76.7%

Consumer Discretionary – 2.4%
Autoliv, Inc.	38,556	$5,168,432
Ecolab, Inc.	58,362	8,449,066
		13,617,498

Consumer Staples – 14.2%
Clorox Co.	75,026	8,793,047
Colgate-Palmolive Co.	42,542	2,775,015
Diageo PLC – ADR	254,089	36,070,474
Kimberly-Clark Corp.	57,616	5,965,561
Procter & Gamble	116,861	8,453,725
Sanderson Farms, Inc.	178,251	19,814,381
		81,872,203

Financials – 22.2%
Chubb Ltd.	84,482	11,461,673
Everest Re Group, Ltd.	55,737	12,968,328
MetLife, Inc.	418,721	19,960,430
Northern Trust Corp.	161,594	17,250,159
Reinsurance Group of America, Inc.	37,843	5,653,744
Travelers Companies, Inc.	168,938	22,232,241
UMB Financial Corp.	188,456	14,431,960
Unum Group	179,179	8,668,680
W.R. Berkley Corp.	126,282	9,415,586
White Mountains Insurance Group, Ltd.	6,644	5,748,987
		127,791,788

Healthcare – 19.6%
Abbott Laboratories	237,535	13,807,910
Becton, Dickinson & Co.	87,186	20,215,818
Cerner Corp.*	346,761	20,198,828
Dentsply Sirona, Inc.	351,476	17,693,302
Johnson & Johnson	137,302	17,367,330
Smith & Nephew – ADR	609,260	23,681,936
		112,965,124

Industrials – 9.0%
Amphenol Corp. – Class A	169,955	14,226,933
Hub Group, Inc. – Class A*	194,009	8,526,696
Orbital ATK, Inc.	91,992	12,177,901
Schneider Electric SE	348,077	6,077,424
United Parcel Service, Inc. – Class B	95,372	10,824,722
		51,833,676

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments – Continued
April 30, 2018

	Shares	Value
Information Technology – 2.0%
Xilinx, Inc.	182,487	$11,722,965

Materials – 2.0%
3M Co.	29,043	5,645,669
AptarGroup, Inc.	61,392	5,740,152
		11,385,821

Real Estate – 3.1%
Equity Commonwealth*	570,998	17,695,228

Utilities – 2.2%
California Water Service Group	157,991	6,122,151
Northwest Natural Gas Co.	104,025	6,376,733
		12,498,884
Total Common Stocks
(Cost $417,265,892)		441,383,187

SHORT-TERM INVESTMENT – 23.7%
First American Government Obligations Fund, Class X, 1.58%^
(Cost $136,496,299)	136,496,299	136,496,299
Total Investments – 100.4%
(Cost $553,762,191)		577,879,486
Other Assets and Liabilities, Net – (0.4)%		(2,213,934)
Total Net Assets – 100.0%		$575,665,552

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2018.
ADR – American Depositary Receipt

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities
April 30, 2018

ASSETS:
Investments, at value
(cost $553,762,191)	$577,879,486
Cash	79
Receivable for investment securities sold	3,331,193
Receivable for capital shares sold	466,689
Dividends & interest receivable	1,083,479
Prepaid expenses	29,250
Total assets	582,790,176

LIABILITIES:
Payable for investment securities purchased	5,810,352
Payable for capital shares redeemed	607,757
Payable to investment adviser	405,006
Payable for fund administration & accounting fees	51,943
Payable for transfer agent fees & expenses	28,417
Payable for custody fees	11,572
Payable for trustee fees	3,370
Payable for compliance fees	1,684
Accrued distribution & shareholder service fees	161,186
Accrued expenses	43,337
Total liabilities	7,124,624

NET ASSETS	$575,665,552

NET ASSETS CONSIST OF:
Paid-in capital	$524,037,931
Accumulated undistributed net investment income	646,558
Accumulated undistributed net realized gain on investments	26,863,768
Net unrealized appreciation on investments	24,117,295
Net Assets	$575,665,552

	Investor	Institutional
	Class	Class
Net Assets	$98,864,203	$476,801,349
Shares issued and outstanding(1)	6,891,224	33,123,145
Net asset value, redemption price and minimum offering price per share(2)	$14.35	$14.39
Maximum offering price per share ($14.35/0.95)(3)	$15.11	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statement of Operations
For the Year Ended April 30, 2018

INVESTMENT INCOME:
Dividend income	$8,806,018
Less: Foreign taxes withheld	(108,841)
Interest income	1,477,409
Total investment income	10,174,586

EXPENSES:
Investment adviser fees (See Note 4)	5,161,111
Fund administration & accounting fees (See Note 4)	323,648
Transfer agent fees & expenses (See Note 4)	175,171
Federal & state registration fees	49,766
Postage & printing fees	44,388
Custody fees (See Note 4)	43,743
Audit fees	17,344
Other	12,015
Trustee fees (See Note 4)	10,298
Compliance fees (See Note 4)	10,017
Legal fees	6,107
Distribution & shareholder service fees (See Note 5):
Investor Class	391,538
Institutional Class	474,960
Net expenses	6,720,106

NET INVESTMENT INCOME	3,454,480

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	43,777,789
Net change in unrealized appreciation on investments	(8,484,060)

Net realized and unrealized gain on investments	35,293,729

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,748,209

See Notes to the Financial Statements

9

NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
OPERATIONS:
Net investment income	$3,454,480	$3,857,072
Net realized gain on investments	43,777,789	44,168,684
Net change in unrealized appreciation on investments	(8,484,060)	3,380,222
Net increase in net assets resulting from operations	38,748,209	51,405,978

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	19,962,115	22,358,156
Proceeds from reinvestment of distributions	6,098,187	464,745
Payments for shares redeemed	(26,019,645)	(69,403,920)
Increase (decrease) in net assets resulting
from Investor Class transactions	40,657	(46,581,019)
Institutional Class:
Proceeds from shares sold	80,740,146	225,106,051
Proceeds from reinvestment of distributions	29,048,635	3,165,366
Payments for shares redeemed	(143,033,944)	(88,114,918)
Increase (decrease) in net assets resulting
from Institutional Class transactions	(33,245,163)	140,156,499
Net increase (decrease) in net assets resulting
from capital share transactions	(33,204,506)	93,575,480

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(223,245)	(540,150)
Institutional Class	(2,584,677)	(3,325,431)
From net realized gains:
Investor Class	(5,978,462)	(103,063)
Institutional Class	(31,516,439)	(483,923)
Total distributions to shareholders	(40,302,823)	(4,452,567)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,759,120)	140,528,891

NET ASSETS:
Beginning of year	610,424,672	469,895,781
End of year (including accumulated undistributed net
investment income of $646,558 and $0, respectively)	$575,665,552	$610,424,672

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2018	2017	2016	2015	2014
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$14.41	$13.22	$13.60	$13.95	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.05	0.06	0.15	0.10	0.06
Net realized and unrealized
gain on investments	0.87	1.21	0.12 (1)	0.60	2.97
Total from investment operations	0.92	1.27	0.27	0.70	3.03

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.03)	(0.07)	(0.15)	(0.11)	(0.06)
Distributions from net realized gains	(0.95)	(0.01)	(0.49)	(0.94)	(1.16)
Distributions from return of capital	—	—	(0.01)	—	—
Total distributions	(0.98)	(0.08)	(0.65)	(1.05)	(1.22)

Net asset value, end of period	$14.35	$14.41	$13.22	$13.60	$13.95

TOTAL RETURN(2)	6.27%	9.70%	2.44%	5.35%	25.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$98.9	$99.1	$137.1	$168.6	$207.8

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	1.36%	1.39%	1.38%	1.36%	1.45%
After expense
reimbursement/recoupment	1.36%	1.39%	1.38%	1.39%	1.40%
Ratio of net investment income
to average net assets:
Before expense
reimbursement/recoupment	0.31%	0.45%	1.15%	0.77%	0.35%
After expense
reimbursement/recoupment	0.31%	0.45%	1.15%	0.74%	0.40%

Portfolio turnover rate	151%	96%	93%	141%	103%

(1)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(2)	Total return does not reflect sales charges.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2018	2017	2016	2015	2014
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$14.46	$13.25	$13.62	$13.97	$12.15

INVESTMENT OPERATIONS:
Net investment income	0.10	0.11	0.19	0.13	0.07
Net realized and unrealized
gain on investments	0.86	1.22	0.13 (1)	0.60	3.00
Total from investment operations	0.96	1.33	0.32	0.73	3.07

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.08)	(0.11)	(0.19)	(0.14)	(0.09)
Distributions from net realized gains	(0.95)	(0.01)	(0.49)	(0.94)	(1.16)
Distributions from return of capital	—	—	(0.01)	—	—
Total distributions	(1.03)	(0.12)	(0.69)	(1.08)	(1.25)

Net asset value, end of period	$14.39	$14.46	$13.25	$13.62	$13.97

TOTAL RETURN	6.48%	10.11%	2.78%	5.59%	25.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$476.8	$511.3	$332.8	$413.1	$296.2

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	1.06%	1.05%	1.09%	1.09%	1.12%
After expense
reimbursement/recoupment	1.06%	1.05%	1.09%	1.14%	1.15%
Ratio of net investment income
to average net assets:
Before expense
reimbursement/recoupment	0.62%	0.79%	1.45%	1.04%	0.67%
After expense
reimbursement/recoupment	0.62%	0.79%	1.45%	0.99%	0.64%

Portfolio turnover rate	151%	96%	93%	141%	103%

(1)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements
April 30, 2018

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2018, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the year ended April 30, 2018, there were no reclassifications.

13

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2018

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2018

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$441,383,187	$—	$—	$441,383,187
Short-Term Investment	136,496,299	—	—	136,496,299
Total Investments in Securities	$577,879,486	$—	$—	$577,879,486

Transfers between levels are recognized at the end of the reporting year.  During the year ended April 30, 2018, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  As of April 30, 2018, the Adviser has recouped all previously waived advisory fees.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is
15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2018

an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee was an interested person of the Distributor until resigning from the Distributor’s Board on September 21, 2017.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2018, the Investor Class incurred expenses of $244,711 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2018, the Investor and Institutional Class incurred $146,827 and $474,960, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
Investor Class:
Shares sold	1,364,273	1,614,245
Shares issued to holders in reinvestment of distributions	417,357	34,050
Shares redeemed	(1,768,562)	(5,138,802)
Net increase (decrease) in Investor Class shares	13,068	(3,490,507)

Institutional Class:
Shares sold	5,478,864	16,433,934
Shares issued to holders in reinvestment of distributions	1,981,261	230,529
Shares redeemed	(9,705,987)	(6,416,698)
Net increase (decrease) in Institutional Class shares	(2,245,862)	10,247,765
Net increase (decrease) in shares outstanding	(2,232,794)	6,757,258

16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2018

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2018, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$700,875,528	$763,633,471

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2018, the Fund’s most recent fiscal year end, were as follows:

			Federal
Aggregate Gross	Aggregate Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$34,558,164	$(10,891,691)	$23,666,473	$554,213,013

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2018, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$13,357,737	$14,603,411	$—	$23,666,473	$51,627,621

As of April 30, 2018, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2018, the Fund does not plan to defer any qualified later year losses.

The tax character of distributions paid during the year ended April 30, 2018, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$31,562,099	$8,740,724	$40,302,823

The tax character of distributions paid during the year ended April 30, 2017, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$4,452,567	$—	$4,452,567

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2018.
17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2018

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2018, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of its customers, owned 28.38% and 49.36% of the Fund, respectively.

18

NUANCE CONCENTRATED VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Concentrated Value Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Concentrated Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
June 26, 2018

19

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
April 30, 2018

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	37	Retired, Chief Financial	Independent
CPA	Independent	Term;		Officer, Robert W. Baird	Trustee,
615 E. Michigan St.	Trustee	Since		& Co. Incorporated	ETF Series
Milwaukee, WI 53202	and Audit	April 2011		(2000-2011).	Solutions
Year of Birth: 1946	Committee				(29 Portfolios)
Chairman					(2012-Present);
Director, Anchor
Bancorp
Wisconsin, Inc.
(2011-2013)

David A. Massart	Trustee	Indefinite	37	Co-Founder and Chief	Independent
615 E. Michigan St.	and	Term;		Investment Strategist,	Trustee,
Milwaukee, WI 53202	Valuation	Since		Next Generation Wealth	ETF Series
Year of Birth: 1967	Committee	April 2011		Management, Inc.	Solutions
	Chairman			(2005-Present).	(29 Portfolios)
(2012-Present)

David M. Swanson	Trustee	Indefinite	37	Founder and Managing	Independent
615 E. Michigan St.		Term;		Principal, SwanDog	Trustee,
Milwaukee, WI 53202		Since		Strategic Marketing, LLC	ALPS Variable
Year of Birth: 1957		April 2011		(2006-Present).	Investment Trust
(11 Portfolios)
(2006-Present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present)

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1958		January 2011		(1994-Present).

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC, an affiliate of the Administrator.

20

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2018
Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	Since		Services, LLC
Year of Birth: 1957	Executive	January 2011		(2002-Present).
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	Since		Services, LLC
Year of Birth: 1966	Compliance	April 2013		(2004-Present).
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term;		Fund Services, LLC
Milwaukee, WI 53202	Principal	Since		(2005-Present).
Year of Birth: 1973	Financial	January 2011
Officer

Thomas A. Bausch,	Secretary	Indefinite	N/A	Assistant Vice President, N/A
Esq.		Term;		U.S. Bancorp Fund
615 E. Michigan St.		Since		Services, LLC
Milwaukee, WI 53202		November 2017		(2016-Present);
Year of Birth: 1979				Associate, Godfrey
& Kahn S.C. (2012-2016).

Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1973		September 2012		(2005-Present).

Benjamin Eirich	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1981		May 2016		(2008-Present).

Doug Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1970		May 2016		(2002-Present).

21

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 37.31% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2018 was 27.03% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 91.10%.

22

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 20-21, 2018, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Concentrated Value Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 9, 2018, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance and its affiliates resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for the Fund separately and independently of the other funds managed by Nuance.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by a representative of Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement as it relates to the Fund are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization, as well as Nuance’s
23

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

affiliation with Montage Investments, LLC which, through its numerous advisory subsidiaries, oversees approximately $20 billion in assets.  The Trustees considered the investment philosophy of the Fund’s portfolio managers and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance.  In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to appropriate benchmark indices, the Fund’s respective peer funds according to Morningstar classifications, and the Fund’s respective composite of separate accounts that Nuance manages utilizing a similar investment strategy.  When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its respective peer group. The Trustees noted that the Fund underperformed the peer group median and average for the year-to-date and one-year periods ended October 31, 2017, but outperformed the peer group median and average over the three-year and five-year periods ended October 31, 2017. The Trustees considered that the Fund underperformed its S&P 500 benchmark index over each period and underperformed its Russell 3000 Value benchmark index over the year-to-date, one-year and three-year periods ended October 31, 2017, but outperformed the index over the five-year period ended October 31, 2017. The Trustees also observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance and its affiliates rendered to the Fund during the 12 month period ended September 30, 2017. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund.  They observed that Nuance charges management fees that range above and below the management fees charged by the Fund, depending on assets under management. The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees concluded that Nuance’s service relationship with the yields a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar peer group.  The Trustees noted that the Fund’s management fee was higher than the peer group median and average management fees. The Trustees also noted that the total expenses of each class of the Fund (after waivers and expense reimbursements) were above the median and average total expenses of the peer group. The Trustees took into account that the advisory fees and total expenses (after waivers and expense reimbursements) borne by the Fund were within the range of those borne by funds in the benchmark category. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

24

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Economies of Scale.  The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund does not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with the Fund’s strategy.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services performed on behalf of the Investor Class of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.
25

 (This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-CV

Nuance Mid Cap Value Fund

Investor Class Shares – NMAVX
Z Class Shares – NMVZX
Institutional Class Shares – NMVLX

Annual Report

www.nuanceinvestments.com	April 30, 2018

NUANCE MID CAP VALUE FUND

April 30, 2018

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Mid Cap Index (defined using a trailing 12 month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of April 30, 2018:

	1 Year	3 Year	Since Inception(1)
Investor Class, no load	9.10%	10.38%	9.80%
Investor Class with load	3.62%	8.21%	8.31%
S&P 500 Index(2)	13.27%	10.57%	10.92%
Russell Midcap Value Index(3)	6.83%	7.81%	9.07%

			Since Inception(4)
Z Class			9.39%
S&P 500 Index(2)			12.51%
Russell Midcap Value Index(3)			7.05%

	1 Year	3 Year	Since Inception(1)
Institutional Class	9.32%	10.66%	10.08%
S&P 500 Index(2)	13.27%	10.57%	10.92%
Russell Midcap Value Index(3)	6.83%	7.81%	9.07%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for periods September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Fund has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.78% of the average daily net assets of Class Z, and 0.93% of the average daily net assets of the Institutional through at least August 27, 2018. The investor pays the Net Expense Ratio.

NUANCE MID CAP VALUE FUND

Investor Class Gross Expense Ratio – 1.43%	Net Expense Ratio – 1.20%
Z Class Gross Expense Ratio – 1.03%	Net Expense Ratio – 0.80%
Institutional Class Gross Expense Ratio – 1.18%	Net Expense Ratio – 0.95%

(1)	December 31, 2013
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(4)	May 8, 2017

In terms of performance, since its inception on December 31, 2013 through April 30, 2018, the Institutional Class is up 10.08 percent versus its primary index – the Russell Mid Cap Value Index – up 9.07 percent and the S&P 500 Index up 10.92 percent. For more perspective on our long term performance, please refer to your prospectus. This Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

While the portfolio was stable during the quarter, there were modest changes that took place. Overall, we continue to believe the opportunity set remains limited. We added to our position in the Utility sector as a modest rise in interest rates and classic regulatory lag has started to result in more attractive risk-rewards in the space. We added to our overweight position the Financial sector as an above-average catastrophe loss year created an opportunity in what we view as select high quality financial institutions in the insurance industry. We also continue to be overweight in the Consumer Staples and Healthcare sectors. The Industrial sector is now a slight underweight position in the portfolio as select names approached our view of fair value. We continue to underweight the Energy sector as we believe the sector is facing a multi-year period of competitive transition. We also remain underweight the Consumer Discretionary and Information Technology sectors primarily due to valuation concerns.

Thank you for your interest and your continued support.

Scott Moore, CFA

NUANCE MID CAP VALUE FUND

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the Fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments, LLC is the advisor to the Nuance Mid Cap Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2018

			Since
	1 Year	3 Year	Inception(1)
Investor Class (without sales load)	9.10%	10.38%	9.80%
Investor Class (with sales load)(2)	3.62%	8.21%	8.31%
Z Class	9.57%(3)	10.75%	10.13%
Institutional Class	9.32%	10.66%	10.08%
Russell Midcap Value Index(4)	6.83%	7.81%	9.07%
S&P 500 Index(5)	13.27%	10.57%	10.92%

(1)
Period from Fund inception through April 30, 2018.  The Investor Class and Institutional Class commenced operations on December 31, 2013 and Z Class shares commenced operations on May 8, 2017.  Performance shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

(2)	Returns reflects a sales load of 5.00%.
(3)
Performance shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses for the period from May 1, 2017 to May 7, 2017.

(4)
The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(5)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/2017)	Value (4/30/2018)	(11/1/2017 to 4/30/2018)
Investor Class
Actual(2)	$1,000.00	$1,017.50	$5.90
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91

Z Class
Actual(2)	$1,000.00	$1,019.20	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91

Institutional Class
Actual(2)	$1,000.00	$1,018.00	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18%, 0.78% and 0.93% for the Investor Class, Z Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2018, of 1.75%, 1.92 % and 1.80% for the Investor Class, Z Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2018

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2018
(% of net assets)

Smith & Nephew – ADR	4.0%
Sanderson Farms, Inc.	3.4%
Travelers Companies, Inc.	3.2%
Equity Commonwealth	3.1%
Cerner Corp.	3.1%
White Mountains Insurance Group, Ltd.	3.0%
Dentsply Sirona, Inc.	3.0%
SCE Trust VI, 5.000%	2.9%
UMB Financial Corp.	2.6%
Amphenol Corp. – Class A	2.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

NUANCE MID CAP VALUE FUND

Schedule of Investments
April 30, 2018

	Shares	Value
COMMON STOCKS – 82.1%

Consumer Discretionary – 3.0%
Autoliv, Inc.	37,823	$5,070,173
Ecolab, Inc.	76,367	11,055,651
		16,125,824

Consumer Staples – 10.1%
Clorox Co.	81,040	9,497,888
Colgate-Palmolive Co.	37,058	2,417,294
Henkel AG & Co. KGaA	42,035	4,983,249
Hershey Co.	26,722	2,456,821
Kimberly-Clark Corp.	79,521	8,233,604
Pernod Ricard SA	77,349	2,561,412
Sanderson Farms, Inc.	164,392	18,273,815
Sysco Corp.	86,452	5,406,708
		53,830,791

Financials – 24.1%
Aflac, Inc.	174,744	7,963,084
CoBiz Financial, Inc.	135,249	2,725,267
Everest Re Group, Ltd.	50,443	11,736,573
MetLife, Inc.	224,863	10,719,219
Northern Trust Corp.	100,670	10,746,523
Reinsurance Group of America, Inc.	70,037	10,463,528
Travelers Companies, Inc.	130,984	17,237,494
UMB Financial Corp.	181,814	13,923,316
United Bankshares, Inc.	71,059	2,412,453
Unum Group	168,381	8,146,273
W.R. Berkley Corp.	149,536	11,149,404
White Mountains Insurance Group, Ltd.	18,612	16,104,777
XL Group Ltd.	96,050	5,339,420
		128,667,331

Healthcare – 14.7%
Becton, Dickinson & Co.	47,538	11,022,636
Cerner Corp.*	280,992	16,367,784
Dentsply Sirona, Inc.	317,652	15,990,602
Smith & Nephew – ADR	550,946	21,415,271
Universal Health Services, Inc. – Class B	70,356	8,034,655
Waters Corp.*	27,823	5,242,131
		78,073,079

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments – Continued
April 30, 2018

	Shares	Value
Industrials – 13.4%
Amphenol Corp. – Class A	154,107	$12,900,297
Badger Meter, Inc.	126,829	5,383,891
Dover Corp.	25,105	2,327,234
General Cable Corp.	350,730	10,399,145
Heartland Express, Inc.	147,517	2,630,228
Hub Group, Inc. – Class A*	202,451	8,897,721
Lindsay Corp.	61,168	5,374,221
Orbital ATK, Inc.	59,238	7,841,926
Rockwell Collins, Inc.	60,199	7,978,775
Schneider Electric SE	149,903	2,617,306
Woodward, Inc.	71,092	5,114,359
		71,465,103

Information Technology – 2.0%
Xilinx, Inc.	168,834	10,845,896

Materials – 1.6%
AptarGroup, Inc.	59,368	5,550,908
Symrise AG	138,124	2,791,486
		8,342,394

Real Estate – 6.1%
AvalonBay Communities, Inc.	33,333	5,433,279
Boston Properties, Inc.	21,454	2,604,730
Equity Commonwealth*	530,428	16,437,964
Healthcare Realty Trust, Inc.	296,746	8,258,441
		32,734,414

Utilities – 7.1%
American Water Works Company, Inc.	64,558	5,589,432
California Water Service Group	136,256	5,279,920
Connecticut Water Service, Inc.	39,436	2,681,648
Middlesex Water Co.	69,880	2,911,201
Northwest Natural Gas Co.	135,578	8,310,931
ONE Gas, Inc.	116,465	8,119,940
SJW Group	82,361	4,978,722
		37,871,794
Total Common Stocks
(Cost $424,687,240)		437,956,626

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments – Continued
April 30, 2018

	Shares	Value
CONVERTIBLE PREFERRED STOCKS – 8.6%

Financials – 3.4%
MetLife, Inc., Series A, 4.000%	206,727	$5,172,309
Northern Trust Corp., Series C, 5.850%	391,705	10,309,676
W.R. Berkley Corp., 5.625%	105,147	2,555,072
		18,037,057

Healthcare – 1.5%
Becton, Dickinson and Co., Series A, 6.125%	130,428	7,871,330

Utilities – 3.7%
Pacific Gas & Electric Co., Series A, 6.000%	188,986	4,705,751
SCE Trust VI, 5.000%	682,257	15,378,073
		20,083,824

Total Convertible Preferred Stocks
(Cost $46,602,383)		45,992,211

SHORT-TERM INVESTMENT – 9.6%
First American Government Obligations Fund, Class X, 1.58%^
(Cost $51,085,216)	51,085,216	51,085,216

Total Investments – 100.3%
(Cost $522,374,839)		535,034,053
Other Assets and Liabilities, Net – (0.3)%		(1,772,444)
Total Net Assets – 100.0%		$533,261,609

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2018.
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities
April 30, 2018

ASSETS:
Investments, at value
(cost $522,374,839)	$535,034,053
Cash	32
Receivable for investment securities sold	345,639
Receivable for capital shares sold	978,959
Dividends and interest receivable	811,302
Prepaid expenses	33,363
Total assets	537,203,348

LIABILITIES:
Payable for investment securities purchased	3,128,134
Payable for capital shares redeemed	270,426
Payable to investment adviser	303,337
Payable for fund administration & accounting fees	51,509
Payable for compliance fees	1,661
Payable for transfer agent fees & expenses	26,117
Payable for custody fees	10,499
Payable for trustee fees	2,764
Accrued distribution & shareholder service fees	94,119
Accrued expenses	53,173
Total liabilities	3,941,739

NET ASSETS	$533,261,609

NET ASSETS CONSIST OF:
Paid-in capital	$494,826,776
Accumulated undistributed net investment income	792,182
Accumulated undistributed net realized gain on investments	24,983,437
Net unrealized appreciation on investments	12,659,214
Net Assets	$533,261,609

	Investor		Institutional
	Class	Z Class	Class
Net assets	$26,937,292	$42,687,424	$463,636,893
Shares issued and outstanding(1)	2,185,122	3,452,139	37,538,285
Net asset value, redemption price
and minimum offering price per share(2)	$12.33	$12.37	$12.35
Maximum offering price per share ($12.33/0.95)(3)	$12.98	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations
For the Year Ended April 30, 2018

INVESTMENT INCOME:
Dividend income	$7,435,870
Less: Foreign taxes withheld	(69,636)
Interest income	463,307
Total investment income	7,829,541

EXPENSES:
Investment adviser fees (See Note 4)	3,246,519
Fund administration & accounting fees (See Note 4)	284,469
Transfer agent fees & expenses (See Note 4)	178,126
Federal & state registration fees	92,944
Postage & printing fees	41,009
Custody fees (See Note 4)	36,770
Audit fees	17,245
Other	10,006
Compliance fees (See Note 4)	10,003
Trustee fees (See Note 4)	9,801
Legal fees	6,285
Distribution & shareholder service fees (See Note 5):
Investor Class	82,713
Institutional Class	305,110
Total expenses before waiver	4,321,000
Less: waiver from investment adviser (See Note 4)	(268,219)
Net expenses	4,052,781

NET INVESTMENT INCOME	3,776,760

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	39,089,522
Net change in unrealized appreciation on investments	(7,713,611)

Net realized and unrealized gain on investments	31,375,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,152,671

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
OPERATIONS:
Net investment income	$3,776,760	$1,475,936
Net realized gain on investments	39,089,522	19,158,964
Net change in unrealized appreciation on investments	(7,713,611)	11,704,669
Net increase in net assets resulting from operations	35,152,671	32,339,569

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	15,254,820	7,765,344
Proceeds from reinvestment of distributions	1,344,894	282,799
Payments for shares redeemed	(8,862,130)	(1,797,925)
Increase in net assets resulting from Investor Class transactions	7,737,584	6,250,218
Z Class(1):
Proceeds from shares sold	45,264,467	—
Proceeds from reinvestment of distributions	958,426	—
Payments for shares redeemed	(2,365,092)	—
Increase in net assets resulting from Z Class transactions	43,857,801	—
Institutional Class:
Proceeds from shares sold	261,553,873	235,961,136
Proceeds from reinvestment of distributions	24,309,184	3,213,451
Payments for shares redeemed	(110,970,893)	(65,448,846)
Increase in net assets resulting from Institutional Class transactions	174,892,164	173,725,741
Net increase in net assets resulting from capital share transactions	226,487,549	179,975,959

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(81,701)	(71,276)
Z Class(1)	(123,408)	—
Institutional Class	(2,779,469)	(1,411,158)
From net realized gains:
Investor Class	(1,290,941)	(220,512)
Z Class(1)	(849,409)	—
Institutional Class	(27,162,845)	(3,371,957)
Total distributions to shareholders	(32,287,773)	(5,074,903)
TOTAL INCREASE IN NET ASSETS	229,352,447	207,240,625

NET ASSETS:
Beginning of year	303,909,162	96,668,537
End of year (including accumulated undistributed net
investment income of $792,182 and $0, respectively)	$533,261,609	$303,909,162

(1)	Inception date of the Z Class was May 8, 2017.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

					For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Inception through
	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014(1)

Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$12.09	$10.72	$10.41	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.08	0.05	0.10	0.08	0.02
Net realized and unrealized
gain on investments	1.03	1.53	0.63	0.47	0.55
Total from investment operations	1.11	1.58	0.73	0.55	0.57

LESS DISTRIBUTIONS:
Distributions from net
investment income	(0.05)	(0.05)	(0.08)	(0.09)	(0.02)
Distributions from net realized gains	(0.82)	(0.16)	(0.34)	(0.60)	—
Total distributions	(0.87)	(0.21)	(0.42)	(0.69)	(0.02)

Net asset value, end of period	$12.33	$12.09	$10.72	$10.41	$10.55

TOTAL RETURN(2)(3)	9.10%	14.84%	7.34%	5.41%	5.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$26.9	$19.0	$11.0	$0.5	$0.0 (4)

Ratio of expenses to average net assets(5):
Before expense reimbursement	1.31%	1.41%	1.71%	2.08%	2.72%
After expense reimbursement	1.18%	1.27%	1.40%	1.40%	1.40%
Ratio of net investment income (loss)
to average net assets(5):
Before expense reimbursement	0.50%	0.32%	0.48%	0.08%	(0.71)%
After expense reimbursement	0.63%	0.46%	0.79%	0.76%	0.61%

Portfolio turnover rate(3)	152%	124%	105%	137%	46%

(1)	Inception date of the Investor Class was December 31, 2013.
(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Amount rounds to zero.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

For the Period
Inception through
April 30, 2018(1)
Z Class

PER SHARE DATA:
Net asset value, beginning of period	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.11
Net realized and unrealized gain on investments	1.03
Total from investment operations	1.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.09)
Distributions from net realized gains	(0.82)
Total distributions	(0.91)

Net asset value, end of period	$12.37

TOTAL RETURN(2)	9.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$42.7

Ratio of expenses to average net assets(3):
Before expense reimbursement	0.91%
After expense reimbursement	0.78%
Ratio of net investment income to average net assets(3):
Before expense reimbursement	0.94%
After expense reimbursement	1.07%

Portfolio turnover rate(2)	152%

(1)	Inception date of the Z Class was May 8, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

					For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Inception through
	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$12.12	$10.74	$10.42	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.11	0.08	0.11	0.11	0.03
Net realized and unrealized
gain on investments	1.03	1.54	0.66	0.48	0.55
Total from investment operations	1.14	1.62	0.77	0.59	0.58

LESS DISTRIBUTIONS:
Distributions from net
investment income	(0.09)	(0.08)	(0.11)	(0.12)	(0.03)
Distributions from net realized gains	(0.82)	(0.16)	(0.34)	(0.60)	—
Total distributions	(0.91)	(0.24)	(0.45)	(0.72)	(0.03)

Net asset value, end of period	$12.35	$12.12	$10.74	$10.42	$10.55

TOTAL RETURN(2)	9.32%	15.15%	7.66%	5.70%	5.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$463.7	$284.9	$85.6	$26.7	$21.3

Ratio of expenses to average net assets(3):
Before expense reimbursement	0.99%	1.09%	1.30%	1.75%	2.48%
After expense reimbursement	0.93%	1.00%	1.15%	1.15%	1.15%
Ratio of net investment income (loss)
to average net assets(3):
Before expense reimbursement	0.82%	0.64%	0.89%	0.41%	(0.46)%
After expense reimbursement	0.88%	0.73%	1.04%	1.01%	0.87%

Portfolio turnover rate(2)	152%	124%	105%	137%	46%

(1)	Inception date of the Institutional Class was December 31, 2013.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements
April 30, 2018

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class.  Investor Class shares are subject to a 0.25% distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2018, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the year ended April 30, 2018, there were no reclassifications.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2018

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor Class and Institutional Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2018

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$437,956,626	$—	$—	$437,956,626
Convertible Preferred Stocks	45,992,211	—	—	45,992,211
Short-Term Investment	51,085,216	—	—	51,085,216
Total Investments in Securities	$535,034,053	$—	$—	$535,034,053

Transfers between levels are recognized at the end of the reporting year.  During the year ended April 30, 2018, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
May 2018 – April 2019	$65,845
May 2019 – April 2020	$197,578
May 2020 – April 2021	$268,219

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2018

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee was an interested person of the Distributor until resigning from the Distributor’s Board on September 21, 2017.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2018, the Investor Class incurred expenses of $51,695 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2018, the Investor and Institutional Class incurred $31,018 and $305,110, respectively, of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2018

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
Investor Class:
Shares sold	1,215,704	678,298
Shares issued to holders in reinvestment of distributions	107,870	24,382
Shares redeemed	(711,500)	(159,748)
Net increase in Investor Class shares	612,074	542,932

Z Class(1):
Shares sold	3,563,309	—
Shares issued to holders in reinvestment of distributions	76,717	—
Shares redeemed	(187,887)	—
Net increase in Z Class shares	3,452,139	—

Institutional Class:
Shares sold	20,935,347	20,957,013
Shares issued to holders in reinvestment of distributions	1,946,894	276,531
Shares redeemed	(8,853,040)	(5,695,827)
Net increase in Institutional Class shares	14,029,201	15,537,717
Net increase in shares outstanding	18,093,414	16,080,649

(1)	Inception date of the Z Class was May 8, 2017.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2018, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$771,077,693	$597,483,249

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2018, the Fund’s most recent fiscal year end, were as follows:

			Federal
Aggregate Gross	Aggregate Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$25,144,174	$(13,066,352)	$12,077,822	$522,956,231

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2018

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2018, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$15,704,724	$10,652,287	$—	$12,077,822	$38,434,833

As of April 30, 2018, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2018, the Fund does not plan to defer any qualified late year losses.

The tax character of distributions paid during the year ended April 30, 2018, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$23,217,745	$9,070,028	$32,287,773

The tax character of distributions paid during the year ended April 30, 2017, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$5,074,903	$—	$5,074,903

*	For federal icome tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2018.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As April 30, 2018, Morgan Stanley Smith Barney, LLC and National Financial Services, LLC, for the benefit of its customers, owned 28.62% and 29.03% of the outstanding shares of the Fund, respectively.

NUANCE MID CAP VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Mid Cap Value Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Mid Cap Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
June 26, 2018

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
April 30, 2018

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	37	Retired, Chief Financial	Independent
CPA	Independent	Term;		Officer, Robert W. Baird	Trustee,
615 E. Michigan St.	Trustee	Since		& Co. Incorporated	ETF Series
Milwaukee, WI 53202	and Audit	April 2011		(2000-2011).	Solutions
Year of Birth: 1946	Committee				(29 Portfolios)
	Chairman				(2012-Present);
Director, Anchor
Bancorp
Wisconsin, Inc.
(2011-2013)

David A. Massart	Trustee	Indefinite	37	Co-Founder and Chief	Independent
615 E. Michigan St.	and	Term;		Investment Strategist,	Trustee,
Milwaukee, WI 53202	Valuation	Since		Next Generation Wealth	ETF Series
Year of Birth: 1967	Committee	April 2011		Management, Inc.	Solutions
	Chairman			(2005-Present).	(29 Portfolios)
(2012-Present)

David M. Swanson	Trustee	Indefinite	37	Founder and Managing	Independent
615 E. Michigan St.		Term;		Principal, SwanDog	Trustee,
Milwaukee, WI 53202		Since		Strategic Marketing, LLC	ALPS Variable
Year of Birth: 1957		April 2011		(2006-Present).	Investment Trust
(11 Portfolios)
(2006-Present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present)

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1958		January 2011		(1994-Present).

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC, an affiliate of the Administrator.

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2018

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	Since		Services, LLC
Year of Birth: 1957	Executive	January 2011		(2002-Present).
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	Since		Services, LLC
Year of Birth: 1966	Compliance	April 2013		(2004-Present).
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term;		Fund Services, LLC
Milwaukee, WI 53202	Principal	Since		(2005-Present).
Year of Birth: 1973	Financial	January 2011
Officer

Thomas A. Bausch,	Secretary	Indefinite	N/A	Assistant Vice President, N/A
Esq.		Term;		U.S. Bancorp Fund
615 E. Michigan St.		Since		Services, LLC
Milwaukee, WI 53202		November 2017		(2016-Present);
Year of Birth: 1979				Associate, Godfrey
& Kahn S.C. (2012-2016).

Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1973		September 2012		(2005-Present).

Benjamin Eirich	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1981		May 2016		(2008-Present).

Doug Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1970		May 2016		(2002-Present).

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the American Taxpayer Relief Act of 2002.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 23.55% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2018 was 19.90% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 87.15%.

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Nuance Investments, LLC
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 20-21, 2018, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Mid Cap Value Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 9, 2018, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance and its affiliates resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for the Fund separately and independently of the other funds managed by Nuance.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by a representative of Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement as it relates to the Fund are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

The Trustees noted Nuance’s assets under management and its strong capitalization, as well as Nuance’s affiliation with Montage Investments, LLC which, through its numerous advisory subsidiaries, oversees approximately $20 billion in assets.  The Trustees considered the investment philosophy of the Fund’s portfolio managers and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance.  In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to appropriate benchmark indices, the Fund’s respective peer funds according to Morningstar classifications, and the Fund’s respective composite of separate accounts that Nuance manages utilizing a similar investment strategy.  When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its respective peer group. The Trustees considered that the Fund had significantly outperformed its peer group median and average over the year-to-date, one-year and three-year periods ended October 31, 2017, ranking in the 12th, 8th, and 2nd percentiles, respectively, over those periods.  The Trustees also considered the Fund’s investment performance compared to its benchmark indices, noting the Fund had outperformed the Russell Midcap Value Total Return Index over all measured periods ended October 31, 2017, and outperformed the  S&P 500 Index over the one-year and three-year periods ended October 31, 2017.  The Trustees then observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance and its affiliates rendered to the Fund during the 12 month period ended September 30, 2017. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund.  They observed that Nuance charges management fees that range above and below the management fees charged by the Fund, depending on assets under management. The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees concluded that Nuance’s service relationship with the yields a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar peer group.  The Trustees noted that the Fund’s advisory fee was below the peer group median and average. The total expenses of the Institutional Class and Z Class (after waivers and expense reimbursements) were below the peer group median and average, but the total expenses of the Investor Class (after waivers and expense reimbursements) were higher than the peer group median and average. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Economies of Scale.  The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund does not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with the Fund’s strategy.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services performed on behalf of the Investor Class of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Investor Class Shares – NCLIX
Institutional Class Shares – NCLSX

Annual Report

www.nuanceinvestments.com	April 30, 2018

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

April 30, 2018

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions.

Average Annual Rates of Return as of April 30, 2018:

	1 Year	Since Inception(1)
Institutional Class	1.56%	7.23%
S&P 500 Index(2)	13.27%	14.06%

	1 Year	Since Inception(1)
Investor Class	1.29%	6.87%
S&P 500 Index(2)	13.27%	14.06%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Fund has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (Excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class through at least August 27, 2018.

Institutional Class Gross Expense Ratio – 3.34%	Net Expense Ratio – 2.79%
Investor Class Gross Expense Ratio – 3.59%	Net Expense Ratio – 3.04%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through April 30, 2018, the Institutional Class is up 7.23 percent versus its primary index – the S&P 500 Index – up 14.06 percent. Given the very short history of the Fund, we do not read much into our since inception performance. While our Nuance Concentrated Value Long Short Fund underperformed the benchmark over the one year time horizons, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.
1

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Nuance employs a bottoms-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

On the long side of the portfolio, the Investment Team believes the opportunity set has narrowed significantly over the last few years, and investments with large positive absolute return potential are not widely available. As a result, investments on the long side have focused on minimizing risk. Investments with attractive downside support can be found within the Health Care Equipment and P&C Insurance sub-industries, in our opinion. On the short side of the portfolio, the Investment Team believes the opportunity set has expanded, with attractive short investments to be found across the majority of GICS sectors of the economy. The greatest opportunities today are within the Industrials, Consumer Discretionary and Financials sectors, in our opinion.

Thank you for your interest and your continued support.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments, LLC is the advisor to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.

2

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2018

		Since
	1 Year	Inception(1)
Investor Class	1.29%	6.87%
Institutional Class	1.56%	7.23%
S&P 500 Index(2)	13.27%	14.06%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

3

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/2017)	Value (4/30/2018)	(11/1/2017 to 4/30/2018)
Investor Class
Actual(2)(3)	$1,000.00	$1,007.50	$14.04
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,010.81	$14.06

Institutional Class
Actual(2)(3)	$1,000.00	$1,008.40	$12.60
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,012.25	$12.62

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period of 2.82% and 2.53% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2018 of 0.75% and 0.84% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.72 and $6.47 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.75 and $6.51 for the Investor Class and Institutional Class, respectively.

4

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net Assets) (Unaudited)
April 30, 2018

Top Ten Long Positions(2) (Unaudited)
as of April 30, 2018 (% of net assets)
Diageo PLC – ADR	5.9%
Smith & Nephew – ADR	4.0%
Travelers Companies, Inc.	3.8%
Becton, Dickinson & Co.	3.5%
MetLife, Inc.	3.4%
Cerner Corp.	3.4%
Sanderson Farms, Inc.	3.4%
Equity Commonwealth	3.0%
Dentsply Sirona, Inc.	3.0%
Northern Trust Corp.	3.0%

Top Five Short Positions(2) (Unaudited)
as of April 30, 2018 (% of net assets)
Progressive Corp.	-4.4%
Ross Stores, Inc.	-4.3%
Boeing Co.	-4.2%
Waste Management, Inc.	-3.9%
Home Depot, Inc.	-3.9%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

5

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments
April 30, 2018

	Shares	Value
COMMON STOCKS – 75.7%

Consumer Discretionary – 2.4%
Autoliv, Inc. (a)	3,069	$411,399
Ecolab, Inc. (a)	4,767	690,119
		1,101,518

Consumer Staples – 13.8%
Clorox Co. (a)	5,841	684,565
Colgate-Palmolive Co. (a)	3,312	216,042
Diageo PLC – ADR (a)	18,969	2,692,839
Kimberly-Clark Corp. (a)	4,484	464,273
Procter & Gamble (a)	9,100	658,294
Sanderson Farms, Inc. (a)	13,898	1,544,902
		6,260,915

Financials – 22.1%
Chubb Ltd. (a)	6,664	904,105
Everest Re Group, Ltd. (a)	4,472	1,040,500
MetLife, Inc. (a)	32,821	1,564,577
Northern Trust Corp. (a)	12,644	1,349,747
Reinsurance Group of America, Inc. (a)	2,958	441,925
Travelers Companies, Inc. (a)	13,093	1,723,039
UMB Financial Corp. (a)	14,675	1,123,811
Unum Group (a)	14,551	703,977
W.R. Berkley Corp. (a)	9,485	707,202
White Mountains Insurance Group, Ltd. (a)	526	455,143
		10,014,026

Healthcare – 19.3%
Abbott Laboratories (a)	19,019	1,105,574
Becton, Dickinson & Co. (a)	6,779	1,571,847
Cerner Corp. (a)*	26,658	1,552,828
Dentsply Sirona, Inc. (a)	27,199	1,369,198
Johnson & Johnson (a)	10,573	1,337,379
Smith & Nephew – ADR (a)	46,911	1,823,431
		8,760,257

Industrials – 9.0%
Amphenol Corp. – Class A (a)	13,201	1,105,056
Hub Group, Inc. – Class A (a)*	16,494	724,911
Orbital ATK, Inc. (a)	6,925	916,732
Schneider Electric SE (a)	25,724	449,141
United Parcel Service, Inc. – Class B (a)	7,958	903,233
		4,099,073

See Notes to the Financial Statements

6

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments – Continued
April 30, 2018

	Shares	Value

Information Technology – 2.1%
Xilinx, Inc. (a)	14,429	$926,919

Materials – 2.0%
3M Co. (a)	2,283	443,792
AptarGroup, Inc. (a)	4,857	454,129
		897,921

Real Estate – 3.0%
Equity Commonwealth (a)*	44,401	1,375,987

Utilities – 2.0%
California Water Service Group (a)	11,784	456,630
Northwest Natural Gas Co. (a)	7,272	445,774
		902,404
Total Common Stocks
(Cost $32,612,761)		34,339,020

SHORT-TERM INVESTMENT – 14.8%
First American Government Obligations Fund, Class X, 1.58% (a)^
(Cost $6,734,464)	6,734,464	6,734,464
Total Investments – 90.5%
(Cost $39,347,225)		41,073,484
Other Assets and Liabilities, Net – 9.5%		4,323,248
Total Net Assets – 100.0%		$45,396,732

(a)	All of this security is designated as collateral for securities sold short. As of April 30, 2018, the value of the collateral was $41,073,484.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2018.
ADR – American Depositary Receipt

See Notes to the Financial Statements

7

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short
April 30, 2018

	Shares	Value
COMMON STOCKS – 84.7%

Consumer Discretionary – 27.9%
Carnival Corp.	4,714	$297,265
Cintas Corp.	10,029	1,707,939
Delta Air Lines, Inc.	15,164	791,864
Home Depot, Inc.	9,623	1,778,330
Masco Corp.	7,823	296,257
McDonalds Corp.	4,707	788,140
Restaurant Brands International, Inc.	27,823	1,514,128
Ross Stores, Inc.	24,077	1,946,625
Royal Caribbean Cruises Ltd.	13,585	1,469,761
Southwest Airlines Co.	14,282	754,518
Stanley Black & Decker, Inc.	2,400	339,816
Yum China Holding, Inc.	11,259	980,659
		12,665,302

Consumer Staples – 4.6%
Coca-Cola Co.	31,808	1,374,424
Costco Wholesale Corp.	1,591	313,681
Dollar General Corp.	4,157	401,275
		2,089,380

Energy – 4.1%
Marathon Petroleum Corp.	4,388	328,705
Phillips 66	3,079	342,723
Valero Energy Corp.	10,804	1,198,488
		1,869,916

Financials – 12.8%
Allstate Corp.	17,609	1,722,512
Bank of America Corp.	11,473	343,272
JPMorgan Chase & Co.	3,078	334,825
PNC Financial Services Group, Inc.	2,165	315,246
Progressive Corp.	32,962	1,987,279
Regions Financial Corp.	41,947	784,409
Synchrony Financial	10,218	338,931
		5,826,474

Industrials – 14.2%
Boeing Co.	5,751	1,918,304
Eaton Corporation PLC	3,965	297,494
Fortune Brands Home & Security, Inc.	4,380	239,542
General Dynamics Corp.	1,494	300,757

See Notes to the Financial Statements

8

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short – Continued
April 30, 2018

	Shares	Value

Industrials – 14.2% (Continued)
Illinois Tool Works, Inc.	4,942	$701,863
Ingersoll-Rand PLC	3,340	280,193
Republic Services, Inc.	13,956	902,674
Waste Management, Inc.	22,046	1,792,119
		6,432,946

Materials – 7.7%
Avery Dennison Corp.	13,967	1,463,881
Ball Corp.	8,632	346,057
Eastman Chemical Co.	3,210	327,677
International Flavors & Fragrances, Inc.	5,031	710,679
PPG Industries, Inc.	2,983	315,840
Westlake Chemical Corp.	3,147	336,635
		3,500,769

Real Estate – 8.9%
Equity Residential	5,697	351,562
Host Hotels & Resorts, Inc.	17,168	335,806
Prologis, Inc.	25,925	1,682,792
Weyerhaeuser Co.	45,860	1,686,731
		4,056,891

Utilities – 4.5%
Consolidated Edison, Inc.	8,015	642,242
Duke Energy Corp.	4,660	373,546
WEC Energy Group, Inc.	5,562	357,525
Xcel Energy, Inc.	13,913	651,685
		2,024,998
Total Securities Sold Short
(Proceeds $36,641,199)		$38,466,676

See Notes to the Financial Statements

9

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities
April 30, 2018

ASSETS:
Investments, at value
(cost $39,347,225)	$41,073,484
Cash(1)	855,863
Deposits at broker(1)	42,875,031
Receivable for investment securities sold	1,273,981
Receivable for capital shares sold	20,562
Dividends & interest receivable	80,164
Prepaid expenses	11,307
Total assets	86,190,392

LIABILITIES:
Securities sold short, at value (proceeds $36,641,199)	38,466,676
Dividends payable	1,668
Payable for investment securities purchased	2,209,017
Payable for capital shares redeemed	28,227
Payable to investment adviser	30,766
Payable for fund administration & accounting fees	11,365
Payable for transfer agent fees & expenses	3,640
Payable for custody fees	2,625
Payable for trustee fees	2,247
Payable for compliance fees	1,663
Accrued distribution & shareholder service fees	13,160
Accrued expenses	22,606
Total liabilities	40,793,660

NET ASSETS	$45,396,732

NET ASSETS CONSIST OF:
Paid-in capital	$45,353,480
Accumulated net investment loss	(41,915)
Accumulated undistributed net realized gain on investments	184,385
Net unrealized appreciation (depreciation) on:
Investments	1,726,259
Securities sold short	(1,825,477)
Net Assets	$45,396,732

	Investor	Institutional
	Class	Class
Net Assets	$442,530	$44,954,202
Shares issued and outstanding(2)	40,613	4,090,674
Net asset value, redemption price and offering price per share	$10.90	$10.99

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements

10

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations
For the Year Ended April 30, 2018

INVESTMENT INCOME:
Dividend income	$798,199
Less: Foreign taxes withheld	(9,585)
Interest income	114,502
Total investment income	903,116

EXPENSES:
Dividends & broker interest on short positions	694,188
Investment adviser fees (See Note 4)	550,983
Fund administration & accounting fees (See Note 4)	71,882
Federal & state registration fees	42,740
Transfer agent fees & expenses (See Note 4)	29,922
Audit fees	18,248
Compliance fees (See Note 4)	10,003
Custody fees (See Note 4)	9,925
Trustee fees (See Note 4)	8,759
Other	6,353
Postage & printing fees	5,897
Legal fees	5,091
Distribution & shareholder service fees (See Note 5):
Investor Class	4,427
Institutional Class	50,528
Total expenses before waiver	1,508,946
Less: waiver from investment adviser (See Note 4)	(95,714)
Net expenses	1,413,232

NET INVESTMENT LOSS	(510,116)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	3,975,539
Securities sold short	(2,515,338)
Net change in unrealized appreciation (depreciation) on:
Investments	(388,193)
Securities sold short	269,443
Net realized and unrealized gain on investments	1,341,451

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$831,335

See Notes to the Financial Statements

11

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
OPERATIONS:
Net investment loss	$(510,116)	$(335,855)
Net realized gain (loss) on transactions from:
Investments	3,975,539	2,662,958
Securities sold short	(2,515,338)	307,423
Net change in unrealized appreciation (depreciation) on:
Investments	(388,193)	614,618
Securities sold short	269,443	(2,074,457)
Net increase in net assets resulting from operations	831,335	1,174,687

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	262,463	8,139,912
Proceeds from reinvestment of distributions	53,414	172,200
Payments for shares redeemed	(1,118,788)	(7,268,644)
Increase (Decrease) in net assets resulting
from Investor Class transactions	(802,911)	1,043,468
Institutional Class:
Proceeds from shares sold	13,797,423	36,140,110
Proceeds from reinvestment of distributions	2,311,011	783,869
Payments for shares redeemed	(21,815,637)	(2,242,801)
Increase (Decrease) in net assets resulting
from Institutional Class transactions	(5,707,203)	34,681,178
Net increase (decrease) in net assets resulting
from capital share transactions	(6,510,114)	35,724,646

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains:
Investor Class	(53,414)	(175,087)
Institutional Class	(2,448,569)	(811,584)
Total distributions to shareholders	(2,501,983)	(986,671)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,180,762)	35,912,662

NET ASSETS:
Beginning of period	53,577,494	17,664,832
End of period (including accumulated net investment
loss of $(41,915) and $0, respectively)	$45,396,732	$53,577,494

See Notes to the Financial Statements

12

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

			For the Period
	Year Ended	Year Ended	Inception(1) through
	April 30, 2018	April 30, 2017	April 30, 2016
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$11.26	$11.01	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.52)	(0.34)	(0.00	)(2)
Net realized and unrealized gain on investments	0.65	0.86	1.01
Total from investment operations	0.13	0.52	1.01

LESS DISTRIBUTIONS:
Distributions from net realized gains	(0.49)	(0.27)	—
Total distributions	(0.49)	(0.27)	—

Net asset value, end of period	$10.90	$11.26	$11.01

TOTAL RETURN(3)	1.29%	4.69%	10.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.4	$1.3	$0.2

Ratio of expenses to average net assets(4):
Before expense reimbursement	3.07%	3.48%	3.61%
After expense reimbursement	2.84%	3.04%	2.06%
Ratio of expenses excluding dividends &
interest on short positions to average net assets(4):
Before expense reimbursement	1.78%	1.99%	3.10%
After expense reimbursement	1.55%	1.55%	1.55%
Ratio of net investment loss to average net assets(4):
Before expense reimbursement/waiver	(1.43)%	(1.92)%	(1.58)%
After expense reimbursement/waiver	(1.20)%	(1.48)%	(0.03)%

Portfolio turnover rate(3)	177%	93%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Amount rounds to less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

13

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

			For the Period
	Year Ended	Year Ended	Inception(1) through
	April 30, 2018	April 30, 2017	April 30, 2016
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$11.32	$11.02	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.12)	(0.06)	(0.00	)(2)
Net realized and unrealized gain on investments	0.28	0.63	1.02
Total from investment operations	0.16	0.57	1.02

LESS DISTRIBUTIONS:
Distributions from net realized gains	(0.49)	(0.27)	—
Total distributions	(0.49)	(0.27)	—

Net asset value, end of period	$10.99	$11.32	$11.02

TOTAL RETURN(3)	1.56%	5.15%	10.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$45.0	$52.3	$17.4

Ratio of expenses to average net assets(4):
Before expense reimbursement	2.73%	3.20%	3.73%
After expense reimbursement	2.56%	2.75%	2.18%
Ratio of expenses excluding dividends &
interest on short positions to average net assets(4):
Before expense reimbursement	1.47%	1.75%	2.85%
After expense reimbursement	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets(4):
Before expense reimbursement	(1.09)%	(1.43)%	(1.70)%
After expense reimbursement	(0.92)%	(0.98)%	(0.15)%

Portfolio turnover rate(3)	177%	93%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Amount rounds to less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

14

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements
April 30, 2018

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2015.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2018, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended April 30, 2018, the Fund increased accumulated net investment loss by $468,201 and decreased accumulated net realized gain by $(468,201). These reclassifications were due to netting short-term capital gains against net operating losses and dividend expenses.
15

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2018

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates liquid securities at least equal to the market value of the securities sold short (not including the proceeds from the short sales).

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.
16

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2018

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,339,020	$—	$—	$34,339,020
Short-Term Investment	6,734,464	—	—	6,734,464
Total Investments in Securities	$41,073,484	$—	$—	$41,073,484

Securities Sold Short
Common Stocks	$(38,466,676)	$—	$—	$(38,466,676)
Total Securities Sold Short	$(38,466,676)	$—	$—	$(38,466,676)

Transfers between levels are recognized at the end of the reporting year.  During the year ended April 30, 2018, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional
17

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2018

Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
May 2018 – April 2019	$75,414
May 2019 – April 2020	$148,788
May 2020 – April 2021	$95,714

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee was an interested person of the Distributor until resigning from the Distributor’s Board on September 21, 2017.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2018, the Investor Class incurred expenses of $2,767 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries
18

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2018

also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2018, the Investor and Institutional Class incurred $1,660 and $50,528, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
Investor Class:
Shares sold	24,121	711,203
Shares issued to holders in reinvestment of distributions	5,006	14,999
Shares redeemed	(102,746)	(633,691)
Net increase (decrease) in Investor Class shares	(73,619)	92,511

Institutional Class:
Shares sold	1,240,368	3,167,524
Shares issued to holders in reinvestment of distributions	215,178	68,104
Shares redeemed	(1,985,520)	(196,186)
Net increase (decrease) in Institutional Class shares	(529,974)	3,039,442
Net increase (decrease) in shares outstanding	(603,593)	3,311,953

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and short positions, by the Fund for the year ended April 30, 2018, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$73,203,038	$83,007,097

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities and securities sold short held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2018, the Fund’s most recent fiscal year end, were as follows:

			Federal
Aggregate Gross	Aggregate Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$3,482,482	$(4,373,684)	$(891,202)	$3,498,010
19

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2018

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2018, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Depreciation	Earnings
$—	$1,775,763	$(841,309)	$(891,202)	$43,252

As of April 30, 2018, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2018, the Fund deferred, on a tax basis, short-term post October losses of $777,164 and ordinary late year losses of $41,915.

The tax character of distributions paid during the year ended April 30, 2018, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$1,237,666	$1,264,317	$2,501,983

The tax character of distributions paid during the year ended April 30, 2017, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$986,671	$—	$986,671

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2018.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2018, National Financial Services, LLC, and TD Ameritrade, Inc., for the benefit of its customers, owned 58.44% and 32.10% of the Fund, respectively.

20

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Concentrated Value Long-Short Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Nuance Concentrated Value Long-Short Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
June 26, 2018
21

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
April 30, 2018

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	37	Retired, Chief Financial	Independent
CPA	Independent	Term;		Officer, Robert W. Baird	Trustee,
615 E. Michigan St.	Trustee	Since		& Co. Incorporated	ETF Series
Milwaukee, WI 53202	and Audit	April 2011		(2000-2011).	Solutions
Year of Birth: 1946	Committee				(29 Portfolios)
	Chairman				(2012-Present);
Director, Anchor
Bancorp
Wisconsin, Inc.
(2011-2013)

David A. Massart	Trustee	Indefinite	37	Co-Founder and Chief	Independent
615 E. Michigan St.	and	Term;		Investment Strategist,	Trustee,
Milwaukee, WI 53202	Valuation	Since		Next Generation Wealth	ETF Series
Year of Birth: 1967	Committee	April 2011		Management, Inc.	Solutions
	Chairman			(2005-Present).	(29 Portfolios)
(2012-Present)

David M. Swanson	Trustee	Indefinite	37	Founder and Managing	Independent
615 E. Michigan St.		Term;		Principal, SwanDog	Trustee,
Milwaukee, WI 53202		Since		Strategic Marketing, LLC	ALPS Variable
Year of Birth: 1957		April 2011		(2006-Present).	Investment Trust
(11 Portfolios)
(2006-Present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present)

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1958		January 2011		(1994-Present).

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC, an affiliate of the Administrator.

22

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2018

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	Since		Services, LLC
Year of Birth: 1957	Executive	January 2011		(2002-Present).
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	Since		Services, LLC
Year of Birth: 1966	Compliance	April 2013		(2004-Present).
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term;		Fund Services, LLC
Milwaukee, WI 53202	Principal	Since		(2005-Present).
Year of Birth: 1973	Financial	January 2011
Officer

Thomas A. Bausch,	Secretary	Indefinite	N/A	Assistant Vice President, N/A
Esq.		Term;		U.S. Bancorp Fund
615 E. Michigan St.		Since		Services, LLC
Milwaukee, WI 53202		November 2017		(2016-Present);
Year of Birth: 1979				Associate, Godfrey
& Kahn S.C. (2012-2016).

Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1973		September 2012		(2005-Present).

Benjamin Eirich	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1981		May 2016		(2008-Present).

Doug Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1970		May 2016		(2002-Present).

23

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the American Taxpayer Relief Act of 2002.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 25.34% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2018 was 18.09% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 100.00%.

24

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 20-21, 2018, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Concentrated Value Long-Short Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 9, 2018, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance and its affiliates resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for the Fund separately and independently of the other funds managed by Nuance.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by a representative of Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement as it relates to the Fund are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization, as well as Nuance’s
25

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

affiliation with Montage Investments, LLC which, through its numerous advisory subsidiaries, oversees approximately $20 billion in assets.  The Trustees considered the investment philosophy of the Fund’s portfolio managers and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance.  In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to appropriate benchmark indices, the Fund’s respective peer funds according to Morningstar classifications, and the Fund’s respective composite of separate accounts that Nuance manages utilizing a similar investment strategy.  When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its respective peer group. The Trustees observed that the Fund had commenced operations on December 31, 2015, and therefore had a limited track record of performance. The Trustees considered that the Fund had underperformed the peer group median and average over the year-to-date and one-year periods ended October 31, 2017.  The Trustees also considered that the Fund underperformed its Russell 3000 Value and S&P 500 benchmark indexes for the year-to-date and one-year periods ended October 31, 2017. The Trustees noted that Nuance did not manage a composite of separately managed accounts with a strategy similar to that of the Fund but that performance of the Fund for the one-year period ended October 31, 2017 had been positive.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance and its affiliates rendered to the Fund during the 12 month period ended September 30, 2017. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees noted that Nuance does not manage a composite of separately managed accounts with a strategy similar to that of the Fund.  The Trustees concluded that Nuance’s service relationship with the Fund had not been profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar peer group.  The Trustees noted that the Fund’s advisory fee was lower than the peer group median and average. The Trustees also noted that total expenses of both the Institutional and Investor Class of the Fund (after waivers and expense reimbursements) were lower than the peer group average and median total expenses. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Economies of Scale.  The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund does not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with the Fund’s strategy.
26

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services performed on behalf of the Investor Class of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

27

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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-CVLS

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended April 30, 2018 and April 30, 2017, the Funds’ principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2018	FYE 4/30/2017
Audit Fees	$43,000	$43,000
Audit-Related Fees	$0	$0
Tax Fees	$9,000	$9,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended April 30, 2018 and April 30, 2017, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2018	FYE 4/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/2018	FYE 4/30/2017
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     July 5, 2018

By (Signature and Title)*                   /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     July 5, 2018

* Print the name and title of each signing officer under his or her signature.